Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ 828	$ 876	$ 639
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	1,103	1,039	1,023
Other, net	(409)	(1,073)	503
Net cash provided (used) by operating activities	1,522	842	2,165
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,666)	(2,234)	(1,974)
Net additions from retail receivables and related securitizations	(1,468)	(873)	(472)
Other, net	346	510	111
Net cash (used) provided by investing activities	(3,788)	(2,597)	(2,335)
Financing Activities:
Net (decrease) increase in indebtedness	2,990	1,202	2,828
Dividends paid	(368)	(616)	(11)
Other, net	(6)	13	(2)
Net cash provided (used) by financing activities	2,616	599	2,815
Other, net	18		(300)
Increase (decrease) in cash and cash equivalents	368	(1,156)	2,345
Cash and cash equivalents, beginning of year	5,199	6,355	4,010
Cash and cash equivalents, end of year	5,567	5,199	6,355
CNH Industrial N.V. [Member]
Operating activities:
Net income (loss)	677	756	545
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	(464)	(416)	818
Net cash provided (used) by operating activities	213	340	1,363
Investing activities:
(Deposits in) withdrawals from subsidiaries' cash management pools	69	344	(393)
Other, net	(1,937)	(696)	1,139
Net cash (used) provided by investing activities	(1,868)	(352)	746
Financing Activities:
Net (decrease) increase in indebtedness	1,612	12	(2,642)
Dividends paid	(365)	(567)
Other, net	304	70	34
Net cash provided (used) by financing activities	1,551	(485)	(2,608)
Increase (decrease) in cash and cash equivalents	(104)	(497)	(499)
Cash and cash equivalents, beginning of year	105	602	1,101
Cash and cash equivalents, end of year	1	105	602
Case New Holland Inc. [Member]
Operating activities:
Net income (loss)	896	513	520
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	(1,154)	(853)	(872)
Net cash provided (used) by operating activities	(258)	(340)	(352)
Financing Activities:
Net (decrease) increase in indebtedness	58	538	259
Dividends paid			(799)
Other, net		2
Net cash provided (used) by financing activities	58	540	(540)
Increase (decrease) in cash and cash equivalents	(200)	200	(892)
Cash and cash equivalents, beginning of year	200		892
Cash and cash equivalents, end of year		200
Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	1,610	1,268	1,070
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	190	175	175
Other, net	1,101	(106)	627
Net cash provided (used) by operating activities	2,901	1,337	1,872
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(235)	(259)	(194)
(Deposits in) withdrawals from subsidiaries' cash management pools	(842)	266	(1,832)
Other, net	(917)	(387)	(454)
Net cash (used) provided by investing activities	(1,994)	(380)	(2,480)
Financing Activities:
Net (decrease) increase in indebtedness	(310)	(761)	1
Dividends paid	(586)	(257)	(354)
Other, net			897
Net cash provided (used) by financing activities	(896)	(1,018)	544
Other, net	(1)	1
Increase (decrease) in cash and cash equivalents	10	(60)	(64)
Cash and cash equivalents, beginning of year	32	92	156
Cash and cash equivalents, end of year	42	32	92
All Other Subsidiaries [Member]
Operating activities:
Net income (loss)	854	563	350
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	913	864	848
Other, net	(649)	(318)	1,365
Net cash provided (used) by operating activities	1,118	1,109	2,563
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,431)	(1,975)	(1,780)
Net additions from retail receivables and related securitizations	(1,468)	(873)	(472)
Other, net	81	156	425
Net cash (used) provided by investing activities	(3,818)	(2,692)	(1,827)
Financing Activities:
Net (decrease) increase in indebtedness	1,721	462	1,761
Dividends paid	(1,385)	(399)	(457)
Other, net	3,007	722	2,060
Net cash provided (used) by financing activities	3,343	785	3,364
Other, net	19	(1)	(300)
Increase (decrease) in cash and cash equivalents	662	(799)	3,800
Cash and cash equivalents, beginning of year	4,862	5,661	1,861
Cash and cash equivalents, end of year	5,524	4,862	5,661
Eliminations [Member]
Operating activities:
Net income (loss)	(3,209)	(2,224)	(1,846)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	757	620	(1,435)
Net cash provided (used) by operating activities	(2,452)	(1,604)	(3,281)
Investing activities:
(Deposits in) withdrawals from subsidiaries' cash management pools	773	(610)	2,225
Other, net	3,119	1,437	(999)
Net cash (used) provided by investing activities	3,892	827	1,226
Financing Activities:
Net (decrease) increase in indebtedness	(91)	951	3,449
Dividends paid	1,968	607	1,599
Other, net	(3,317)	(781)	(2,993)
Net cash provided (used) by financing activities	$ (1,440)	$ 777	$ 2,055